Financing Agreements - Guaranteed Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Guaranteed debt	$ 641.2		$ 828.9		$ 1,190.4
Commercial paper
Debt Instrument [Line Items]
Guaranteed debt	4.0		192.0		554.6
Debentures
Debt Instrument [Line Items]
Guaranteed debt			636.9	[1]	635.8	[1]
Debentures | Lion Connecticut Holdings Inc. debentures
Debt Instrument [Line Items]
Guaranteed debt	$ 637.2	[1]	$ 636.9	[1]

[1]	ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).